SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                        Pre-Effective Amendment No.                          [ ]

                         Post Effective Amendment No. 59                     [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

                                 Amendment No. 60                            [X]

                        (Check appropriate box or boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                                  915 Broadway
                               New York, NY 10010
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                                  915 Broadway
                               New York, NY 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective (check appropriate box)

                [X] Immediately upon filing pursuant to paragraph (b)

                [ ] On March 31, 1999 pursuant to paragraph (b)
                [ ] 60 days after filing pursuant to paragraph (a)(1)
                [ ] On ___________ pursuant to paragraph (a)(1)
                [ ] 75 days after filing pursuant to paragraph (a)(2)
                [ ] On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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
DUNCAN-HURST LARGE CAP GROWTH-20 FUND
DUNCAN-HURST AGGRESSIVE GROWTH FUND,
SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS



     Duncan-Hurst Large Cap Growth-20 Fund and Duncan-Hurst Aggressive Growth Fund are growth stock mutual funds. Each Fund seeks to provide investors with long-term growth of capital. This prospectus contains information about the Class I shares of the Funds.

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                  The date of this Prospectus is March 31, 1999

                          THE FUNDS' INVESTMENT GOALS
                  Each Fund seeks long-term growth of capital.

                   THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES


DUNCAN-HURST LARGE      The Fund will primarily invest in 20-30 common stocks
CAP GROWTH-20           of large capitalization domestic companies. In
FUND                    selecting investments, the Adviser will invest in
                        companies with prospects for above-average growth over an extended period of time. The Fund is non-diversified. This means that it may make larger investments in individual companies than a fund that is diversified. The Fund may invest in the securities of foreign companies.

DUNCAN-HURST            The Fund will primarily invest in common stocks of
AGGRESSIVE GROWTH       medium capitalization domestic companies. In selecting
FUND                    investments, the Adviser will invest in companies with
                        prospects for above-average growth over an extended period of time. The Fund may engage in frequent trading of securities. The Fund may invest in the securities of foreign companies.


                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS


                        There is the risk that you could lose money on your investment in a Fund. For example, the following risks could affect the value of your investment:

                        *    The stock market goes down
                        * Interest rates go up which can result in a decline in the equity market
                        * Growth stocks fall out of favor with the stock market
                        * Stocks in a Fund's portfolio may not increase their earnings at the rate anticipated because the Adviser's initial evaluation of the stock was mistaken

                        * Securities of medium-capitalization companies involve greater risk than investing in larger companies.
                        *    Adverse developments occur in foreign
                             markets. Foreign Investments involve greater risk.
                        * As a non-diversified fund, the share price of the Duncan-Hurst Large Cap Growth-20 Fund may be more volatile than the share price of a diversified fund.

                       WHO MAY WANT TO INVEST IN THE FUNDS

                 The Funds may be appropriate for investors who:

                        *    Are pursuing a long-term goal such as retirement
                        * Want to add an investment with growth potential to diversify their investment portfolio
                        * Are willing to accept higher short-term risk along with higher potential for long-term growth of capital

               The Funds may not be appropriate for investors who:

                        *    Need regular income or stability of principal

                        * Are pursuing a short-term goal or investing emergency reserves


                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD CLASS I SHARES OF THE FUNDS.


SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price) ................................  None
Maximum deferred sales charge (load)
    (as a percentage of the lower of original purchase
    price or redemption proceeds) ......................................  None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund assets)

                                                    LARGE CAP        AGGRESSIVE
                                                 GROWTH-20 FUND     GROWTH FUND
                                                 --------------     -----------
Management Fees ................................      1.00%             1.00%
Other Expenses .................................      2.50%             2.50%
Total Annual Fund Operating Expenses ...........      3.50%             3.50%
                                                      ----              ----

Fee Reduction and/or Expense
 Reimbursement .................................      2.00%             2.00%
Net Expenses ...................................      1.50%             1.50%
                                                      ----              ----

* Other Expenses are estimated for the first fiscal year of each Fund. The Adviser has contractually agreed to reduce its fees and/or pay expenses of each Fund for an indefinite period to insure that Total Fund Operating Expenses will not exceed 1.50% for each Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if a Fund's expenses are less than the limit agreed to by the Funds. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class I shares of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                                        ONE YEAR   THREE YEARS
                                                        --------   -----------
Duncan-Hurst Large Cap Growth-20 Fund ................    $153         $474
Duncan-Hurst Aggressive Growth Fund ..................    $153         $474

     INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Each Fund's investment goal is long-term growth of capital.


The Large Cap Growth-20 Fund is a non-diversified fund that will primarily invest in 20-30 common stocks of larger capitalization domestic companies. Under normal market conditions, the Fund will invest at least 75% of its total assets in common stocks of large capitalization domestic companies. The Fund generally defines larger capitalization companies as those having a market capitalization of more than $5 billion. The Fund may invest in smaller or larger issues. However, it is anticipated that this definition will change from time to time, as dictated by the market.

The  Aggressive  Growth Fund will  primarily  invest in common  stocks of medium capitalization domestic companies. The Fund generally defines medium capitalization companies as those that fall within the range of the Russell Midcap Index ("Midcap Index"). Companies whose capitalization falls outside this range after the Fund's initial purchase will continue to be considered mid cap companies. At June 30, 1998, the Midcap Index included companies with market capitalizations between approximately $500 million and $11 billion. It is expected that the range of the Midcap Index will change on a regular basis. The Fund may invest in smaller or larger issuers.

Each Fund may invest in up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. Each Fund may also invest in American Depositary Receipts ("ADRs") and foreign securities traded on a national securities market. The Funds may engage in frequent trading of securities.

The Adviser's investment process identifies companies with accelerating earnings growth and positive company fundamentals. While economic forecasting and industry sector analysis play a part in the research effort, the Adviser's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Adviser's standards, the Adviser selects the securities of those companies whose earnings are expected to grow at an above-average rate. In making this determination, the Adviser considers certain characteristics of a particular company. Among other factors, these include new product development, management change and competitive market dynamics.

PORTFOLIO TURNOVER

The Funds generally intend to purchase securities for long-term investment rather than short-term gains. The Portfolio Managers may sell a stock when the company's earnings begin to grow at below average rates or there has been a change in company fundamentals. Short-term transactions may result from liquidity needs or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio Managers will make purchase and sell decisions when it is believed to be appropriate.

Each Fund anticipates that its portfolio turnover rate will typically exceed 150%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund's performance.

Under normal market conditions, each Fund will stay fully invested in stocks. However, under very unusual circumstances, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

                         RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Funds that may adversely affect a Fund's net asset value or total return are discussed above in "Principal Risks of Investing in the Funds." These risks are discussed in more detail below.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

MANAGEMENT RISK. The risk that a strategy used by the Adviser may fail to produce the intended result.



OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MEDIUM-CAPITALIZATION RISK. The risk of investing in securities of medium-sized companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic shares price changes.


FOREIGN SECURITIES RISK. The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates; (2) economic and political instability; (3) less publicly available information; (4) less strict auditing and financial reporting requirements; (5) less governmental supervision and regulation of securities markets; (6) higher transaction costs;
(7) potential adverse effects of the euro conversion; and (8) greater possibility of not being able to sell securities on a timely basis.


YEAR 2000 RISK. The risk that a Fund's operations could be disrupted by year 2000-related computer system problems. This situation may negatively impact the companies in which the Funds invest and by extension the value of the Funds' shares. Although each Fund's service providers are taking steps to address this issue, there may still be some risk of adverse effects.

INVESTMENT ADVISER


Duncan-Hurst Capital Management Inc., founded in 1990, is the investment adviser to the Funds. The investment adviser's address is 4365 Executive Drive, Suite 1520, San Diego, CA 92121. The investment adviser currently manages assets of approximately $3.0 billion for institutional and individual investors. The investment adviser will provide advice on buying and selling securities. The investment adviser will also furnish the Funds with office space and certain administrative services and provide most of the personnel needed by the Funds. For its services, each Fund will pay the investment adviser a monthly management fee based upon its average daily net assets. Each Fund will pay an advisory fee at the annual rate of 1.00%.


PORTFOLIO MANAGERS


LARGE CAP GROWTH-20 FUND. David C. Magee, Vice President of the Adviser, will be responsible for the day-to-day management of the Large Cap Growth-20 Fund's portfolio. Mr. Magee has managed the large-cap growth equity portfolios of the Adviser's private accounts since December, 1995. Mr. Magee joined the Adviser in January 1992 as the Senior Analyst for the small-cap and medium-cap portfolios of the Adviser's private accounts. Mr. Magee has over sixteen years of investment experience.

AGGRESSIVE GROWTH FUND. William H. "Beau" Duncan, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, will be responsible for the day-to-day management of the Aggressive Growth Fund's portfolio. Mr. Duncan has managed the small-cap and medium-cap growth equity portfolios of the Adviser's private accounts since starting the firm in 1990. Mr. Duncan has over twenty-one years of investment experience.


ADVISER'S HISTORICAL PERFORMANCE DATA


The investment results presented below are for composites of all accounts managed by the Adviser with substantially similar investment objectives, policies and strategies to the Funds.

These composites are unaudited and are not intended to predict or suggest the returns that might be expected for the Funds. You should note that the Funds will compute and disclose average annual return using the standard formula set forth in SEC rules, which differ in certain respects from the methodology used below to calculate the Adviser's performance.

The accounts included in the composites are not mutual funds and are not subject to the same rules and regulations (for example, liquidity requirements and restrictions on transactions with affiliates) as the Funds or to the same types of expenses that the Funds will pay. These differences might adversely affect the performance figures shown below.

The figures shown below represent the performance of the accounts included in the composites. The figures are net of management fees but do not reflect other expenses paid by the accounts included in the composites. The figures include income, reinvestment of capital gains and reflect brokerage commissions. However, these fees and expenses are generally lower than the fees and expenses expected to be paid by the Funds. Higher fees and expenses would have resulted in lower composite performance figures. The Indices are not managed and do not pay any fees or expenses. These figures do not predict future performance of the Funds.

DUNCAN-HURST LARGE-CAP GROWTH EQUITY. Duncan-Hurst Large-Cap Growth Equity performance history is the dollar-weighted composite results of all accounts managed by David C. Magee. The Large Cap Growth-20 Fund will be managed using the same investment strategy.

CALENDAR YEAR RETURNS
                                             1996          1997         1998
                                             ----          ----         ----
Duncan-Hurst Large-Cap
 Growth Equity                               13.39%        31.50%       58.33%
Russell 1000 Growth Index (1)                23.12         30.48        38.72
S&P 500 Index (2)                            22.96         33.36        28.58


AVERAGE ANNUAL RETURNS
                                            1 Year       2 Years      3 Years
                                            ------       -------      -------
Duncan-Hurst Large-Cap
 Growth Equity                               58.33%        44.29%       33.16%
Russell 1000 Growth Index (1)                38.72         34.54        30.62
S&P 500 Index (2)                            28.58         30.94        28.23

----------
(1) The Russell 1000 Growth Index is an unmanaged index generally representative of the market for U.S. large-cap growth stocks. (2) The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies.

DUNCAN-HURST MEDIUM-CAP GROWTH EQUITY. Duncan-Hurst Medium-Cap Growth Equity performance is the dollar-weighted composite results of all accounts, excluding two accounts with significant client-directed restrictions, managed by William
H. Duncan, Jr. The Aggressive Growth Fund will be managed using the same investment strategy.

CALENDAR YEAR RETURNS

                            1991*    1992    1993     1994    1995    1996    1997    1998
                            -----    ----    ----     ----    ----    ----    ----    ----
Duncan-Hurst Medium-
 Cap Growth Equity          24.76%   7.15%   29.20%  -10.31%  61.19%   9.21%  20.04%  29.56%
Russell Midcap Growth
 Index (1)                  21.15    8.71    11.19    -2.16   33.98   17.48   22.54   17.86
Russell Midcap Index (2)     8.79   16.35    14.30    -2.09   34.45   19.00   29.00   10.10

----------
* For the period October 1, 1991 through December 31, 1991

AVERAGE ANNUAL RETURNS

                                                                                     10/3/91
                              1       2        3        4       5       6       7    Through
                             Year   Years    Years    Years   Years   Years   Years  12/31/91
                             ----   -----    -----    -----   -----   -----   -----  --------
Duncan-Hurst Medium-
 Cap Growth Equity          29.56%  24.71%   19.31%   28.63%  19.68%  21.22%  19.10%  22.03%
Russell Midcap Growth
 Index (1)                  10.09   19.18    19.12    22.78   17.34   16.83   16.76   16.42
Russell Midcap Index (2)    17.87   20.18    19.27    22.79   17.34   16.29   15.18   17.48

----------
(1) The Russell Midcap Growth Index is an unmanaged index generally representative of the market for U.S. mid-cap growth stocks. (2) The Russell Midcap Index is an unmanaged index generally representative of the market for U.S. mid-cap stocks.

FUND EXPENSES

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed the limits set forth in the Expense Table. Any reduction in advisory fees or payment of expenses made by the Adviser are subject to reimbursement by the Fund if requested by the Adviser in subsequent fiscal years. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (After startup, the Funds are permitted to look for longer periods of four and five years.) Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

                            SHAREHOLDER INFORMATION

HOW TO BUY SHARES


There are several ways to purchase shares of the Funds. An Application Form, which accompanies this Prospectus, is used if you send money directly to a Fund by mail or by wire. YOU MUST MAKE SURE TO SPECIFY THAT YOU ARE PURCHASING CLASS I SHARES WHEN YOU PLACE YOUR PURCHASE ORDER. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at (800) 558-9105. To open an account by wire or to open a retirement plan account, call (800) 558-9105 for instructions. After your account is open, you may add to it at any time. The Funds reserve the right to reject any purchase order.

You may buy and sell shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Adviser may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.




You may open a Fund account with $1 million and add to your account at any time with $100,000 or more. The minimum investment requirements may be waived from time to time by the Fund.

BY MAIL

You may send money to the Funds by mail. All purchases by check should be in U.S. dollars. Third party checks and cash will not be accepted. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to "Duncan-Hurst Large Cap Growth-20 Fund" or "Duncan-Hurst Aggressive Growth Fund") to:


Duncan-Hurst Large Cap Growth-20 Fund  OR
Duncan-Hurst Aggressive Growth Fund
c/o National Financial Data Services
P.O. Box 419284
Kansas City, MO 64141-6284

BY OVERNIGHT DELIVERY

If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address:

Duncan-Hurst Large Cap Growth-20 Fund             OR
Duncan-Hurst Aggressive Growth Fund
c/o National Financial Data Services
330 West 9th Street
Kansas City, MO 64105

THROUGH FINANCIAL SERVICE AGENTS

If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus. Financial Service Agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

If you place an order for Fund shares through a Financial Service Agent, in accordance with such Financial Service Agent's procedures and such Financial Service Agent then transmits your order to the Transfer Agent before the closing of trading on the New York Stock Exchange ("NYSE") on that day, then your purchase will be processed at the net asset value calculated at the close of trading on the NYSE on that day. The Financial Service Agent must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent's procedures. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the Financial Service Agent will be held liable for any resulting fees or losses.


BY WIRE


You may wire money to the Funds. Before sending a wire, you should call (800) 558-9105 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the NYSE is open for trading, in order to receive an account number. It is important to call and receive this account number, because if you wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:


Investor's Fiduciary Trust Company
ABA Routing Number: 001003621
for credit to Duncan-Hurst Large Cap Growth-20 Fund
DDA #7561040                            OR
Duncan-Hurst Aggressive Growth Fund
DDA #7561040
for further credit to [your name and account number]

Your bank may charge you a fee for sending a wire to the Funds.


BY ONLINE ACCESS

For further information how you can buy Fund shares through the Internet, call the Funds at (800) 558-9105.

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Adviser. For further information, call the Funds at (800) 558-9105.

HOW TO EXCHANGE SHARES

You may exchange your shares between the Duncan-Hurst Large Cap Growth-20 Fund and the Duncan-Hurst Aggressive Growth Fund on any day the Funds are open for business. EXCHANGES MAY ONLY BE MADE BETWEEN FUNDS OF THE SAME CLASS.




Excessive exchanges can disrupt management of the Funds and raise their expenses. The Funds have established a policy which limits excessive exchanges. You are permitted to make four exchanges during any one twelve-month period. The Funds reserve the right to reject any exchange order. The Funds may modify the exchange privilege by giving 60 days' written notice to its shareholders.

BY MAIL

You may exchange your shares by simply sending a written request to the Funds' Transfer Agent. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your exchange request to:

Duncan-Hurst Large Cap Growth-20 Fund     OR
Duncan-Hurst Aggressive Growth Fund  c/o
National Financial Data Services
P.O. Box 419284
Kansas City, MO 64141-6284

BY TELEPHONE

If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at (800) 558-9105 between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time). If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares."

BY ONLINE ACCESS

For further information how you can exchange Fund shares through the Internet, call the Funds at (800) 558-9105.


HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund is open for business either directly to the Fund or through your investment representative.

BY MAIL

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholder whose names appear on the account registration. You should send your redemption request to:


Duncan-Hurst Large Cap Growth-20 Fund   OR
Duncan-Hurst Aggressive Growth Fund
c/o National Financial Data Services
P.O. Box 419284
Kansas City, MO 64141-6284


BY TELEPHONE


If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem all of some of your shares by calling the Fund at (800) 558-9105 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000. If you sell shares worth more than $25,000, the proceeds will be wired to your bank account. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. You may not use the telephone redemption for retirement accounts.

When you establish telephone privileges, you are authorizing a Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Application Form. Such persons may request that the shares in your account be either exchanged or redeemed. Redemption proceeds will be transferred to the bank account you have designated on your Application Form.


Before executing an instruction received by telephone, the Funds and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification.

You may request telephone redemption privileges after your account is opened by calling (800) 558-9105 for instructions.


BY ONLINE ACCESS

For further information how you can sell your Fund shares through the Internet, call the Funds at (800) 558-9105.

AUTOMATIC WITHDRAWAL PLAN


You may also make regular withdrawals on an automatic basis. Call (800) 558-9105 for instructions.


Certain redemption requests require that the signature or signatures on the account have to be guaranteed. Call (800) 558-9105 for further details.


If you did not purchase your shares with a certified check, a Fund may delay payment of your redemption proceeds for up to 15 days from purchase or until your check has cleared, whichever occurs first. Additionally, you may not redeem shares by telephone until 15 calendar days after the purchase date of the shares. If you purchased your shares through the Automated Clearing House (ACH), a Fund may delay payment of your redemption proceeds for up to 15 days from purchase or until your payment clears, whichever occurs first.


Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances.

PRICING OF FUND SHARES

The price of a Fund's shares is based on the Fund's net asset value. This is done by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. A Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. A Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received and accepted.


The net asset value of shares of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading.


DIVIDENDS AND DISTRIBUTIONS

Each Fund will make distributions of dividends and capital gains, if any, annually, usually after the end of its fiscal year. Because of its investment strategies, each Fund expects that its distributions will primarily consist of capital gains.

You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional Fund shares; or (3) receive all distributions in cash or by ACH. Call (800) 558-9105 for wire instructions. If you wish to change your distribution option, write to National Financial Data Services before payment of the distribution. If you do not select an option when you open your account, all distributions will be reinvested in Fund shares. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Transfer Agent will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund. If the Transfer Agent does not receive your election, the distribution will be reinvested in the Fund.

TAX CONSEQUENCES

Each Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                      DUNCAN-HURST AGGRESSIVE GROWTH FUND,
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

     For investors who want more information about the Funds, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated into this Prospectus.

       You can get free copies of the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:


                        National Financial Data Services
                                 P.O. Box 419284
                           Kansas City, MO 64141-6284
                            Telephone: 1-800-558-9105


   You can review and copy information including the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.
    You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

     For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009 or by calling 1-800-SEC-0330.

  Free of charge from the Commission's Internet website at http://www.sec.gov




                                                         (Investment Company Act
                                                         file no. 811-5037)

DUNCAN-HURST LARGE CAP GROWTH-20 FUND
DUNCAN-HURST AGGRESSIVE GROWTH FUND,
SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS



    Duncan-Hurst Large Cap Growth-20 Fund and Duncan-Hurst Aggressive Growth Fund are growth stock mutual funds. Each Fund seeks to provide investors with long-term growth of capital. This prospectus contains information about the Class R shares of the Funds.

    The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                  The date of this Prospectus is March 31, 1999

                          THE FUNDS' INVESTMENT GOALS
                  Each Fund seeks long-term growth of capital.

                   THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES


DUNCAN-HURST LARGE      The Fund will primarily invest in 20-30 common stocks
CAP GROWTH-20           of large capitalization domestic companies. In
FUND                    selecting investments, the Adviser will invest in
                        companies with prospects for above-average growth over an extended period of time. The Fund is non-diversified. This means that it may make larger investments in individual companies than a fund that is diversified. The Fund may invest in the securities of foreign companies.

DUNCAN-HURST            The Fund will primarily invest in common stocks of
AGGRESSIVE GROWTH       medium capitalization domestic companies. In selecting
FUND                    investments, the Adviser will invest in companies with
                        prospects for above-average growth over an extended period of time. The Fund may engage in frequent trading of securities. The Fund may invest in the securities of foreign companies.


                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS


                        There is the risk that you could lose money on your investment in a Fund. For example, the following risks could affect the value of your investment:

                        *    The stock market goes down

                        * Interest rates go up which can result in a decline in the equity market

                        * Growth stocks fall out of favor with the stock market
                        * Stocks in a Fund's portfolio may not increase their earnings at the rate anticipated because the Adviser's initial evaluation of the stock was mistaken

                        * Securities of medium-capitalization companies involve greater risk than investing in larger companies.
                        *    Adverse developments occur in foreign
                             markets. Foreign Investments involve greater risk.
                        * As a non-diversified fund, the share price of the Duncan-Hurst Large Cap Growth-20 Fund may be more volatile than the share price of a diversified fund.

                       WHO MAY WANT TO INVEST IN THE FUNDS

                 The Funds may be appropriate for investors who:

                        *    Are pursuing a long-term goal such as retirement
                        * Want to add an investment with growth potential to diversify their investment portfolio
                        * Are willing to accept higher short-term risk along with higher potential for long-term growth of capital

               The Funds may not be appropriate for investors who:

                        *    Need regular income or stability of principal

                        * Are pursuing a short-term goal or investing emergency reserves

                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD CLASS R SHARES OF THE FUNDS.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price) .................................   None
Maximum deferred sales charge (load)
    (as a percentage of the lower of original purchase
    price or redemption proceeds) .......................................   None

ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund assets)

                                                      LARGE CAP      AGGRESSIVE
                                                   GROWTH-20 FUND    GROWTH FUND
                                                   --------------    -----------
Management Fees ....................................    1.00%            1.00%
Distribution and Service (12b-1) Fees ..............    0.25%            0.25%
Other Expenses .....................................    2.50%            2.50%
Total Annual Fund Operating Expenses ...............    3.75%            3.75%
                                                        ----             ----

Fee Reduction and/or Expense .......................    1.75%            1.75%
 Reimbursement

Net Expenses .......................................    2.00%            2.00%
                                                        ----             ----

* Other Expenses are estimated for the first fiscal year of each Fund. The Adviser has contractually agreed to reduce its fees and/or pay expenses of each Fund for an indefinite period to insure that Total Fund Operating Expenses will not exceed 2.00% for each Fund. The Adviser reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds if a Fund's expenses are less than the limit agreed to by the Funds. The Trustees may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This example is intended to help you compare the costs of investing in Class R shares of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                                                      ONE YEAR       THREE YEARS
                                                      --------       -----------
Duncan-Hurst Large Cap Growth-20 Fund ............      $203             $627
Duncan-Hurst Aggressive Growth Fund ..............      $203             $627

     INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Each Fund's investment goal is long-term growth of capital.


The Large Cap Growth-20 Fund is a non-diversified fund that will primarily invest in 20-30 common stocks of larger capitalization domestic companies. Under normal market conditions, the Fund will invest at least 75% of its total assets in common stocks of large capitalization domestic companies. The Fund generally defines larger capitalization companies as those having a market capitalization of more than $5 billion. The Fund may invest in small or larger issuers. However, it is anticipated that this definition will change from time to time, as dictated by the market.

The  Aggressive  Growth Fund will  primarily  invest in common  stocks of medium capitalization domestic companies. The Fund generally defines medium capitalization companies as those that fall within the range of the Russell Midcap Index ("Midcap Index"). Companies whose capitalization falls outside this range after the Fund's initial purchase will continue to be considered mid cap companies. At June 30, 1998, the Midcap Index included companies with market capitalizations between approximately $500 million and $11 billion. It is expected that the range of the Midcap Index will change on a regular basis. The Fund may invest in smaller or larger issuers.

Each Fund may invest in up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. Each Fund may also invest in American Depositary Receipts ("ADRs") and foreign securities traded on a national securities market. The Funds may engage in frequent trading of securities.

The Adviser's investment process identifies companies with accelerating earnings growth and positive company fundamentals. While economic forecasting and industry sector analysis play a part in the research effort, the Adviser's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Adviser's standards, the Adviser selects the securities of those companies whose earnings are expected to grow at an above-average rate. In making this determination, the Adviser considers certain characteristics of a particular company. Among other factors, these include new product development, management change and competitive market dynamics.

PORTFOLIO TURNOVER

The Funds generally intend to purchase securities for long-term investment rather than short-term gains. The Portfolio Managers may sell a stock when the company's earnings begin to grow at below average rates or there has been a change in company fundamentals. Short-term transactions may result from liquidity needs or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio Managers will make purchase and sell decisions when it is believed to be appropriate.

Each Fund anticipates that its portfolio turnover rate will typically exceed 150%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund's performance.

Under normal market conditions, each Fund will stay fully invested in stocks. However, under very unusual circumstances, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

                         RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Funds that may adversely affect a Fund's net asset value or total return are discussed above in "Principal Risks of Investing in the Funds." These risks are discussed in more detail below.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

MANAGEMENT RISK. The risk that a strategy used by the Adviser may fail to produce the intended result.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.



MEDIUM-CAPITALIZATION RISK. The risk of investing in securities of medium-sized companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic shares price changes.

FOREIGN SECURITIES RISK. The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates; (2) economic and political instability; (3) less publicly available information; (4) less strict auditing and financial reporting requirements; (5) less governmental supervision and regulation of securities markets; (6) higher transaction costs;
(7) potential adverse effects of the euro conversion; and (8) greater possibility of not being able to sell securities on a timely basis.

YEAR 2000 RISK. The risk that a Fund's operations could be disrupted by year 2000-related computer system problems. This situation may negatively impact the companies in which the Funds invest and by extension the value of the Funds' shares. Although each Fund's service providers are taking steps to address this issue, there may still be some risk of adverse effects.

INVESTMENT ADVISER

Duncan-Hurst Capital Management Inc., founded in 1990, is the investment adviser to the Funds. The investment adviser's address is 4365 Executive Drive, Suite 1520, San Diego, CA 92121. The investment adviser currently manages assets of approximately $3.0 billion for institutional and individual investors. The investment adviser will provide advice on buying and selling securities. The investment adviser will also furnish the Funds with office space and certain administrative services and provide most of the personnel needed by the Funds. For its services, each Fund will pay the investment adviser a monthly management fee based upon its average daily net assets. Each Fund will pay an advisory fee at the annual rate of 1.00%.

PORTFOLIO MANAGERS

LARGE CAP GROWTH-20 FUND. David C. Magee, Vice President of the Adviser, will be responsible for the day-to-day management of the Large Cap Growth-20 Fund's portfolio. Mr. Magee has managed the large-cap growth equity portfolios of the Adviser's private accounts since December, 1995. Mr. Magee joined the Adviser in January 1992 as the Senior Analyst for the small-cap and medium-cap portfolios of the Adviser's private accounts. Mr. Magee has over sixteen years of investment experience.

AGGRESSIVE GROWTH FUND. William H. "Beau" Duncan, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser, will be responsible for the day-to-day management of the Aggressive Growth Fund's portfolio. Mr. Duncan has managed the small-cap and medium-cap growth equity portfolios of the Adviser's private accounts since starting the firm in 1990. Mr. Duncan has over twenty-one years of investment experience.

ADVISER'S HISTORICAL PERFORMANCE DATA

The investment results presented below are for composites of all accounts managed by the Adviser with substantially similar investment objectives, policies and strategies to the Funds.

These composites are unaudited and are not intended to predict or suggest the returns that might be expected for the Funds. You should note that the Funds will compute and disclose average annual return using the standard formula set forth in SEC rules, which differ in certain respects from the methodology used below to calculate the Adviser's performance.

The accounts included in the composites are not mutual funds and are not subject to the same rules and regulations (for example, liquidity requirements and restrictions on transactions with affiliates) as the Funds or to the same types of expenses that the Funds will pay. These differences might adversely affect the performance figures shown below.

The figures shown below represent the performance of the accounts included in the composites. The figures are net of management fees but do not reflect other expenses paid by the accounts included in the composites. The figures include income, reinvestment of capital gains and reflect brokerage commissions. However, these fees and expenses are generally lower than the fees and expenses expected to be paid by the Funds. Higher fees and expenses would have resulted in lower composite performance figures. The Indices are not managed and do not pay any fees or expenses. These figures do not predict future performance of the Funds.

DUNCAN-HURST LARGE-CAP GROWTH EQUITY. Duncan-Hurst Large-Cap Growth Equity performance history is the dollar-weighted composite results of all accounts managed by David C. Magee. The Large Cap Growth-20 Fund will be managed using the same investment strategy.

CALENDAR YEAR RETURNS
                                          1996            1997             1998
                                          ----            ----             ----
Duncan-Hurst Large-Cap
 Growth Equity                           13.39%           31.50%          58.33%
Russell 1000 Growth Index (1)            23.12            30.48           38.72
S&P 500 Index (2)                        22.96            33.36           28.58


AVERAGE ANNUAL RETURNS
                                         1 Year          2 Years         3 Years
                                         ------          -------         -------
Duncan-Hurst Large-Cap
 Growth Equity                           58.33%           44.29%          33.16%
Russell 1000 Growth Index (1)            38.72            34.54           30.62
S&P 500 Index (2)                        28.58            30.94           28.23
----------
(1) The Russell 1000 Growth Index is an unmanaged index generally representative of the market for U.S. large-cap growth stocks.
(2) The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies.

DUNCAN-HURST MEDIUM-CAP GROWTH EQUITY. Duncan-Hurst Medium-Cap Growth Equity performance is the dollar-weighted composite results of all accounts, excluding two accounts with significant client-directed restrictions, managed by William
H. Duncan, Jr. The Aggressive Growth Fund will be managed using the same investment strategy.

CALENDAR YEAR RETURNS

                            1991*   1992    1993     1994     1995   1996     1997    1998
                            -----   ----    ----     ----     ----   ----     ----    ----
Duncan-Hurst Medium-
 Cap Growth Equity         24.76%   7.15%  29.20%  -10.31%   61.19%   9.21%   20.04%  29.56%
Russell Midcap Growth
 Index (1)                 21.15    8.71   11.19    -2.16    33.98   17.48    22.54   17.86
Russell Midcap Index (2)    8.79   16.35   14.30    -2.09    34.45   19.00    29.00   10.10

----------
* For the period October 1, 1991 through December 31, 1991

AVERAGE ANNUAL RETURNS

                                                                                     10/3/91
                              1      2       3        4        5       6        7    Through
                            Year   Years   Years    Years    Years   Years    Years  12/31/91
                            ----   -----   -----    -----    -----   -----    -----  --------
Duncan-Hurst Medium-
 Cap Growth Equity         29.56%  24.71%  19.31%   28.63%   19.68%  21.22%   19.10%  22.03%
Russell Midcap Growth
 Index (1)                 10.09   19.18   19.12    22.78    17.34   16.83    16.76   16.42
Russell Midcap Index (2)   17.87   20.18   19.27    22.79    17.34   16.29    15.18   17.48

----------
(1) The Russell Midcap Growth Index is an unmanaged index generally representative of the market for U.S. mid-cap growth stocks.
(2) The Russell Midcap Index is an unmanaged index generally representative of the market for U.S. mid-cap stocks.

FUND EXPENSES

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed the limits set forth in the Expense Table. Any reduction in advisory fees or payment of expenses made by the Adviser are subject to reimbursement by the Fund if requested by the Adviser in subsequent fiscal years. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (After startup, the Funds are permitted to look for longer periods of four and five years.) Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES


There are several ways to purchase shares of the Funds. An Application Form, which accompanies this Prospectus, is used if you send money directly to a Fund by mail or by wire. YOU MUST MAKE SURE TO SPECIFY THAT YOU ARE PURCHASING CLASS R SHARES WHEN YOU PLACE YOUR PURCHASE ORDER. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at (800) 558-9105. To open an account by wire or to open a retirement plan account, call (800) 558-9105 for instructions. After your account is open, you may add to it at any time. The Funds reserve the right to reject any purchase order.

You may open a Fund account with $2,500 and add to your account at any time with $100 or more. Automatic investment plans allow you to open a Fund account with $250 and add to your account with $100 or more. You may open a retirement plan account with $2,000 and add to your account with $100 or more. The minimum investment requirements may be waived from time to time by the Fund.


BY MAIL

You may send money to the Funds by mail. All purchases by check should be in U.S. dollars. Third party checks and cash will not be accepted. If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to "Duncan-Hurst Large Cap Growth-20 Fund" or "Duncan-Hurst Aggressive Growth Fund") to:


Duncan-Hurst Large Cap Growth-20 Fund OR
Duncan-Hurst Aggressive Growth Fund
c/o National Financial Data Services
P.O.  Box 419284
Kansas City, MO 64141-6284


BY OVERNIGHT DELIVERY


If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address:

Duncan-Hurst Large Cap Growth-20 Fund OR
Duncan-Hurst Aggressive Growth Fund
c/o National Financial Data Services
330 West 9th Street
Kansas City, MO 64105

THROUGH FINANCIAL SERVICE AGENTS

If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus. Financial Service Agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

If you place an order for Fund shares through a Financial Service Agent, in accordance with such Financial Service Agent's procedures and such Financial Service Agent then transmits your order to the Transfer Agent before the closing of trading on the New York Stock Exchange ("NYSE") on that day, then your purchase will be processed at the net asset value calculated at the close of trading on the NYSE on that day. The Financial Service Agent must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent's procedures. If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the Financial Service Agent will be held liable for any resulting fees or losses.


BY WIRE

You may wire money to the Funds. Before sending a wire, you should call (800) 558-9105 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the NYSE is open for trading, in order to receive an account number. It is important to call and receive this account number, because if you wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:


Investor's Fiduciary Trust Company
ABA Routing Number: 101003621
for credit to Duncan-Hurst Large Cap Growth-20 Fund
DDA #7561040 OR
Duncan-Hurst Aggressive Growth Fund
DDA #7561040
for further credit to [your name and account number]


Your bank may charge you a fee for sending a wire to the Funds.


BY ONLINE ACCESS

For further information how you can buy Fund shares through the Internet, call the Funds at (800) 558-9105.


BY PAYMENT IN KIND


In certain situations, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Adviser. For further information, call the Funds at (800) 558-9105.


AUTOMATIC INVESTMENT PLAN


You may make regular investments through automatic periodic deductions from your bank checking or savings account. If you wish to invest on a periodic basis, when opening your Fund account complete the Automatic Investment Plan section of the Application Form and mail it to the Fund at the address listed above. Current shareholders may choose at any time to enroll in the Automatic Investment Plan. Call (800) 558-9105 for instructions.

HOW TO EXCHANGE SHARES

You may exchange your shares between the Duncan-Hurst Large Cap Growth-20 Fund and the Duncan-Hurst Aggressive Growth Fund on any day the Funds are open for business. EXCHANGES MAY ONLY BE MADE BETWEEN FUNDS OF THE SAME CLASS.


Excessive exchanges can disrupt management of the Funds and raise their expenses. The Funds have established a policy which limits excessive exchanges. You are permitted to make four exchanges during any one twelve-month period. The Funds reserve the right to reject any exchange order. The Funds may modify the exchange privilege by giving 60 days' written notice to its shareholders.


BY MAIL

You may exchange your shares by simply sending a written request to the Funds' Transfer Agent. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your exchange request to:


Duncan-Hurst Large Cap Growth-20 Fund OR
Duncan-Hurst Aggressive Growth Fund c/o
National Financial Data Services
P.O.  Box 419284
Kansas City, MO 64141-6284


BY TELEPHONE

If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at (800) 558-9105 between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time). If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares."


BY ONLINE ACCESS

For further information how you can exchange Fund shares through the Internet, call the Funds at (800) 558-9105.


HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund is open for business either directly to the Fund or through your investment representative.

BY MAIL

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholder whose names appear on the account registration. You should send your redemption request to:


Duncan-Hurst Large Cap Growth-20 Fund OR
Duncan-Hurst Aggressive Growth Fund
c/o National Financial Data Services
P.O.  Box 419284
Kansas City, MO 64141-6284


BY TELEPHONE


If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem all of some of your shares by calling the Fund at (800) 558-9105 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000. If you sell shares worth more than $25,000, the proceeds will be wired to your bank account. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. You may not use the telephone redemption for retirement accounts.

When you establish telephone privileges, you are authorizing a Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Application Form. Such persons may request that the shares in your account be either exchanged or redeemed. Redemption proceeds will be transferred to the bank account you have designated on your Application Form.

Before executing an instruction received by telephone, the Funds and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification.

You may request telephone redemption privileges after your account is opened by calling (800) 558-9105 for instructions.

BY ONLINE ACCESS

For further information how you can sell your Fund shares through the Internet, call the Funds at (800) 558-9105.

AUTOMATIC WITHDRAWAL PLAN

You may also make regular withdrawals on an automatic basis. Call (800) 558-9105 for instructions.


Certain redemption requests require that the signature or signatures on the account have to be guaranteed. Call (800) 558-9105 for further details.


If you did not purchase your shares with a certified check, a Fund may delay payment of your redemption proceeds for up to 15 days from purchase or until your check has cleared, whichever occurs first. Additionally, you may not redeem shares by telephone until 15 calendar days after the purchase date of the shares. If you purchased your shares through the Automated Clearing House (ACH), a Fund may delay payment of your redemption proceeds for up to 15 days from purchase or until your payment clears, whichever occurs first.


Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances.

PRICING OF FUND SHARES

The price of a Fund's shares is based on the Fund's net asset value. This is done by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. A Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. A Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received and accepted.


The net asset value of shares of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading.


DIVIDENDS AND DISTRIBUTIONS

Each Fund will make distributions of dividends and capital gains, if any, annually, usually after the end of its fiscal year. Because of its investment strategies, each Fund expects that its distributions will primarily consist of capital gains.

You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional Fund shares; or (3) receive all distributions in cash or by ACH. Call (800) 558-9105 for wire instructions. If you wish to change your distribution option, write to National Financial Data Services before payment of the distribution. If you do not select an option when you open your account, all distributions will be reinvested in Fund shares. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Transfer Agent will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund. If the Transfer Agent does not receive your election, the distribution will be reinvested in the Fund.

TAX CONSEQUENCES

Each Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

RULE 12b-1 FEES


Each Fund has adopted a distribution plan under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Class R shares and for services provided to its shareholders. The distribution and service fee is 0.25% of the Fund's average daily net assets which is payable to the Adviser, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Class R shares of the Fund and may cost you more than paying other types of sales charges.

DUNCAN-HURST LARGE CAP GROWTH-20 FUND
DUNCAN-HURST AGGRESSIVE GROWTH FUND,
SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

For investors who want more information about the Funds, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated into this Prospectus.

You can get free copies of the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:


                        National Financial Data Services
                                 P.O. Box 419284
                           Kansas City, MO 64141-6284
                            Telephone: 1-800-558-9105


   You can review and copy information including the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.
    You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

     For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009 or by calling 1-800-SEC-0330.

   Free of charge from the Commission's Internet website at http://www.sec.gov





                                                         (Investment Company Act
                                                         file no.  811-5037)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 31, 1999

                      DUNCAN-HURST LARGE CAP GROWTH-20 FUND
                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                                    SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                              4365 EXECUTIVE DRIVE
                                   SUITE 1520
                               SAN DIEGO, CA 92121

                                 (800) 558-9105

    This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectuses dated March 31, 1999, as may be revised, of the Duncan-Hurst Large Cap Growth-20 Fund ("Large Cap Growth Fund") and the Duncan-Hurst Aggressive Growth Fund ("Aggressive Growth Fund"), series of Professionally Managed Portfolios (the "Trust"). The Large Cap Growth Fund and the Aggressive Growth Fund are referred to herein collectively as the "Funds." Duncan-Hurst Capital Management Inc. (the "Advisor") is the investment adviser to the Funds. A copy of the Funds' Prospectuses dated March 31, 1999 are available by calling the number listed above.

                                TABLE OF CONTENTS

The Trust ...............................................................   B-2
Investment Objectives and Policies ......................................   B-2
Investment Restrictions .................................................   B-15
Distributions and Tax Information .......................................   B-16
Trustees and Executive Officers .........................................   B-19
The Funds' Investment Adviser ...........................................   B-20
The Funds' Administrator ................................................   B-21
The Funds' Distributor ..................................................   B-21
Execution of Portfolio Transactions .....................................   B-22
Additional Purchase and Redemption Information ..........................   B-24
Determination of Share Price ............................................   B-27
Performance Information .................................................   B-28
General Information .....................................................   B-28
Financial Statements ....................................................   B-29
Appendix ................................................................   B-30

                                    THE TRUST


     Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Funds. Duncan-Hurst Capital Management Inc. ("the Adviser") is the Funds' investment adviser.

    The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectuses of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                       INVESTMENT OBJECTIVES AND POLICIES

    Each Fund has the investment objective of seeking long-term growth of capital. The following information supplements the discussion of the Funds' investment objectives and policies as set forth in their Prospectuses. There can be no guarantee that the objective of either Fund will be attained.

GLOSSARY OF PERMITTED INVESTMENTS

    PREFERRED STOCK. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

    SMALL COMPANIES. Some of the securities in which the Aggressive Growth Fund may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

    CONVERTIBLE SECURITIES AND WARRANTS. Each Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

    A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

    INVESTMENT COMPANIES. Each Fund may under certain circumstances invest a portion of its assets in other investment companies, including money market funds. An investment in a mutual fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such fund.

     GOVERNMENT OBLIGATIONS. Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home
Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.


     FOREIGN INVESTMENTS AND CURRENCIES. Each Fund may invest in up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. Each Fund may also invest in American Depositary Receipts (ADRs") and foreign securities traded on a national securities market, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see "Forward Currency Contracts," below).


     AMERICAN DEPOSITARY RECEIPTS. Each Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers. Each Fund treats ADRs as interests in the underlying securities for purposes of its investment policies. A purchaser of an unsponsored ADR may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored ADR.

     RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

    CURRENCY FLUCTUATIONS. Each Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

    EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion could have potential adverse effects on a Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Funds and the Adviser are working with providers of services to the Funds in the areas of clearance and settlement of trade in an effect to avoid any material impact on the Funds due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Funds.

     MARKET CHARACTERISTICS. The Adviser expects that many foreign securities in which a Fund invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Funds' foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

    LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest and dividends payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     COSTS. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

     EMERGING MARKETS. Some of the securities in which the Aggressive Growth Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

    In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the prospectus, depending on the Adviser's assessment of prevailing market, economic and other conditions.

    OPTIONS AND FUTURES STRATEGIES. Each Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, each Fund may engage in the purchase and sale of stock index future contracts and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

    Each Fund will engage in such transactions only to hedge existing positions and not for the purposes of speculation or leverage. A Fund will not engage in such options or futures transactions unless it receives any necessary regulatory approvals permitting it to engage in such transactions.

    OPTIONS ON SECURITIES. To hedge against adverse market shifts, each Fund may purchase put and call options on securities held in its portfolio. In addition, each Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as the Fund is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by a Fund will not exceed 25% of the Fund's total assets. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it segregates liquid assets that are acceptable to the appropriate regulatory authority.

    Each Fund may purchase options on securities that are listed on securities exchanges or that are traded over-the-counter ("OTC"). As the holder of a put option, a Fund has the right to sell the securities underlying the option and as the holder of a call option, the Fund has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, a Fund would sell an option of the same series as the one it has purchased.

    A Fund receives a premium when it writes call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. A Fund receives a premium when it writes put options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods, a Fund will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

     In purchasing a put option, a Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, a Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, a Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by a Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause a Fund's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Fund did not invest in options.

    OTC OPTIONS. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Adviser and verified in appropriate cases.

    A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

    A Fund may purchase and write OTC put and call options in negotiated transactions. The staff of the Securities and Exchange Commission has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of each Fund's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. Each Fund will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that a Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, each Fund will count as illiquid only the initial formula price minus the option's intrinsic value.

    Each Fund will enter into such contracts only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which a Fund enters into repurchase agreements.

     STOCK INDEX OPTIONS. In seeking to hedge all or a portion of its investment, each Fund may purchase and write put and call options on stock indices listed on securities exchanges, which indices include securities held in the Fund's portfolio.

    A stock index measures the movement of a certain group of stocks by assigning relative values to the securities included in the index. Options on stock indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on stock indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

    When a Fund writes an option on a securities index, it will segregate liquid assets in an amount equal to the market value of the option, and will maintain while the option is open.

    Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Fund writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Fund to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary market. Although each Fund generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when a Fund desires to engage in such a transaction.

     RISKS RELATING TO PURCHASE AND SALE OF OPTIONS ON STOCK INDICES. Purchase and sale of options on stock indices by a Fund are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

Accordingly, successful use by a Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event the Adviser is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

    Stock index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Fund. However, it will be each Fund's policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and sell stock index futures contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which a Fund may invest have been developed by and are traded on national commodity exchanges. Stock index futures contracts may be based upon broad-based stock indices such as the S&P 500 or upon narrow-based stock indices. A buyer entering into a stock index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. Each Fund may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

    The purpose of trading futures contracts is to protect a Fund from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Fund's investment securities will exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets. No consideration is paid or received by a Fund upon trading a futures contract. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to a Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     Each short position in a futures or options contract entered into by a Fund is secured by the Fund's ownership of underlying securities. Each Fund does not use leverage when it enters into long futures or options contracts; the Fund segregates, with respect to each of its long positions, liquid assets having a value equal to the underlying commodity value of the contract.

    Each Fund may trade stock index futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

    Each Fund intends to comply with CFTC regulations and avoid "commodity pool operator" status. These regulations require that each Fund use futures and options positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. Each Fund currently does not intend to engage in transactions in futures contracts or options thereon for speculation, but will engage in such transactions only for bona fide hedging purposes.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. There are several risks in using stock index futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

    Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable stock index. It is possible that a Fund might sell stock index futures contracts to hedge its portfolio against a decline in the market, only to have the market advance and the value of securities held in the Fund's portfolio decline. If this occurred, the Fund would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of the Fund's portfolio securities sought to be hedged.

    Successful use of futures contracts by each Fund is subject to the ability of the Adviser to predict correctly movements in the direction of the market. If a Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

    LIQUIDITY OF FUTURES CONTRACTS. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and the Fund realizes a loss or a gain. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although each Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

    In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     RISKS AND SPECIAL CONSIDERATIONS OF OPTIONS ON FUTURES CONTRACTS. The use of options on stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, a Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but a Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures contracts may exceed the amount of the premium received.

    The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although each Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Each Fund's transactions involving options on futures contracts will be conducted only on recognized exchanges.

    Each Fund's purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated market trends by the Adviser, which could prove to be inaccurate. Even if the expectations of the Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

    Investments in futures contracts and related options by their nature tend to be more short-term than other equity investments made by a Fund. Each Fund's ability to make such investments, therefore, may result in an increase in the Fund's portfolio activity and thereby may result in the payment of additional transaction costs.

    FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

    REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act (the "1940 Act").

    BORROWING. Each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33- 1/3% of the value of its total assets at the time of such borrowings. The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

    LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities in an amount not exceeding 33-1/3% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to a Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of each Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code (the "Code").

    ILLIQUID SECURITIES. Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

    Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

    In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     SHORT-TERM INVESTMENTS. Each Fund may invest in any of the following securities and instruments:

    CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Each Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectuses, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

    COMMERCIAL PAPER AND SHORT-TERM NOTES. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

    Commercial paper and short-term notes will consist of issues rated at the time of purchase "A- 2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

    The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of that Fund's outstanding voting securities as defined in the 1940 Act. Each Fund may not:

    1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

    2. (a) Borrow money, except from banks. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

        (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

    3. Purchase securities on margin, participate in a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

    4. Purchase real estate, commodities or commodity contracts (As a matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

    5.  Invest  25% or more of the  market  value  of its  total  assets  in the securities  of  companies  engaged  in any one  industry.  (Does  not  apply  to investment in the securities of the U.S. Government, its agencies or instrumentalities.)


    6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

    Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:

    7. Invest in any issuer for purposes of exercising control or management

    8. Invest in securities of other investment companies except as permitted under the Investment Company Act of 1940.

    9. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.


    10. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.


    If a percentage restriction set forth in the prospectuses or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing or the purchase of restricted or illiquid securities.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

    Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectuses. Also, the Funds expect to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

    Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

    Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

    Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

    Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Funds' investment policies, it is expected that dividends from domestic corporations may be part of the Funds' gross income and that, accordingly, part of the distributions by the Funds may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Funds' gross income attributable to qualifying dividends is largely dependent on the Funds' investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

    Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

    A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

    Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

    Each Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Funds.

    The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

    This discussion and the related discussion in the Prospectuses have been prepared by the Funds' management, and counsel to the Funds has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

    The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below.

Steven J. Paggioli,* 04/03/50 President and Trustee

915 Broadway, New York, New York 10010. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration LLC ("ICA")(mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Funds' Distributor) since 1990.

Dorothy A. Berry, 08/12/43 Chairman and Trustee

14 Five Roses East, Ancram, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook 09/10/39 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel 05/23 /38 Trustee

2 Crown Cove Lane,  Savannah,  GA 31411.  Private  Investor.  Formerly  Managing
Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington 06/01/44 Trustee

1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* 6/17/47 Treasurer

2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992- 1996).

Robin Berger* 11/17/56 Secretary

915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth* 01/25/40 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group since 1982, President of ICA and FFD since 1990.

* Indicates an "interested person" of the Trust as defined in the 1940 Act.

    Set forth below is the rate of compensation received by the following Trustees from all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

               Name of Trustee           Total Annual Compensation
               ---------------           -------------------------
               Dorothy A. Berry                   $25,000
               Wallace L. Cook                    $20,000
               Carl A. Froebel                    $20,000
               Rowley W.P. Redington              $20,000

    It is estimated that during each Fund's first fiscal year, Trustees fees and expenses to be allocated to each Fund should not exceed $3,000.

                          THE FUNDS' INVESTMENT ADVISER

    As stated in the Prospectuses, investment advisory services are provided to the Funds by Duncan-Hurst Capital Management Inc., the Adviser, pursuant to an Investment Advisory Agreement. After its initial two year term, the Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                            THE FUNDS' ADMINISTRATOR

    The Funds have an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 2020 East Financial Way, Ste. 100, Glendora, CA 91741 and 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain each Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator.

    For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

          Less than $15 million            $30,000
          $15 million to $50 million         0.20%
          $50 million to $100 million        0.15%
          $100 million to $150 million       0.10%
          Over $150 million                  0.05%

                             THE FUNDS' DISTRIBUTOR

    First Fund Distributors, Inc., (the "Distributor"), a corporation owned by Mr. Banhazl, Mr. Paggioli and Mr. Wadsworth, acts as the Funds' principal underwriter in a continuous public offering of each Fund's shares. After its initial two year term, the Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (I) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund to which the Distribution Agreement applies (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

    Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act that permits the Funds to pay distribution fees for the sale and distribution of its Class R shares. The Plan provides that each Fund will pay a fee to the Adviser as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of each Fund's Class R shares. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution related activity.

                       EXECUTION OF PORTFOLIO TRANSACTIONS


    Pursuant to the Investment Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which brokers and dealers will be used to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the Adviser's opinion, a better price and execution can otherwise be obtained by using a broker for the transaction.

    Where possible, transactions are affected with dealers (including banks) that specialize in the types of securities the Funds will hold, unless better executions are available elsewhere. Transactions with market-makers include a "spread" between the market-maker's bid and asked prices and may also include a markup from the asked price (in the case of a purchase) or markdown from the bid price (in the case of a purchase). Transactions with other dealers may also include such a markup or markups. The Funds may also buy securities directly from issuers or from underwriters in public offerings. Purchases from underwriters include a "spread" between the public offering price and the discounted price paid by the underwriter to the issuer.

    In placing portfolio transactions, the Adviser uses its best efforts to choose a broker or dealer that will provide the most favorable price and execution available (known as "best execution"). In assessing a broker's or dealer's ability to provide such price and execution, the Adviser will consider a broad range of factors, including the difficulty of executing the particular transaction, the dealer's risk in positioning a block of securities, the clearance, settlement, and other operational capabilities of the broker or dealer generally and in connection with securities of the type involved, the broker's or dealer's ability and willingness to commit its capital to facilitate transactions (by participating for its own account); the broker's or dealer's ability and willingness to commit its capital to facilitate transactions (by participating for its own account); the broker's or dealer's reliability, integrity and financial stability; and the importance of speed or confidentiality in the particular transaction.

    Where the Adviser determines that more than one broker can provide best execution, the Adviser may also consider whether one or more of such brokers has provided or is willing to provide "research," services or products to the Adviser, even if the commissions the Funds will pay are higher than the lowest commission available. This is known as paying for those services or products with "soft dollars." Because "research" services or products may benefit the Adviser, the Adviser may be considered to have a conflict of interest in allocating brokerage business, including an incentive to cause the Funds to effect more transactions than they might otherwise do. A federal statute protects investment advisers from liability for such conflicts of interest as long as, among other things, the adviser determines in good faith that the commissions paid are reasonable in light of the value of both the brokerage services and the research acquired. For these purposes, "research" includes all services or products the Adviser uses to lawfully and appropriately assist it in discharging its investment advisory duties. Examples of the types of research services and products the Adviser may acquire include economic surveys, data and analyses; financial publications; recommendations or other information about particular companies and industries (through research reports and otherwise); financial database software and services, analytical software and computer hardware used in investment analysis and decisionmaking. The Adviser may use soft dollars from the Funds' securities transactions to acquire research services or products that are not directly useful to the Funds and that may be useful to the Adviser in advising other clients.

    In selecting brokers and dealers the Adviser may also consider whether a broker or dealer has paid or is willing to pay expenses that the Funds would otherwise bear in recognition of transaction business. This use of the Funds' soft dollars does not generally involve a conflict of interest on the Adviser's part, except to the extent it reduces Fund expenses that the Adviser might otherwise be obligated to consider it appropriate to defray out of its own resources.

    The Adviser may consider the extent to which a broker or dealer has sold Fund shares in determining whether to use that broker or dealer for portfolio transactions. The Funds do not use the Distributor to execute portfolio transactions.

    The Adviser manages a number of accounts with substantially the same objectives as the Funds' and other accounts with objectives that are similar in some respects to those of the Funds. As a result, purchases and sales of the same security are often acceptable and desirable for a Fund and for other accounts the Adviser manages at the same time. The Adviser attempts to allocate transaction and investment opportunities among the Funds and its clients on an equitable basis, considering each account's objectives, programs, limitations and capital available for investment. However, transactions for such other accounts could differ in substance, timing and amount from transactions for the Funds. To the extent a Fund and other accounts seek to acquire the same security simultaneously, the Fund may not be able to acquire as large a portion of the security as it desires, or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell a security at the same time sales are being made for other of the Adviser's clients. When a Fund and one or more of such accounts seek to buy or sell the same security simultaneously, each day's transactions in the security will be allocated among the Funds and the other accounts in a manner the Adviser deems equitable, generally based on order size, each participating account will receive the average price and will bear a proportionate share of all transactions costs, based on the size of that account's order. This could have a detrimental effect on the price or value the Funds receive in transactions. However, it is believed that over time the Funds' ability to participate in volume transactions and a systematic approach to allocating transaction opportunities is equitable and results in better overall executions for the Funds.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The information provided below supplements the information contained in the Funds' Prospectuses regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

    You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds' daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

BUYING SHARES THROUGH THE AUTOMATIC INVESTMENT PLAN


    Investors purchasing Class R shares can make regular investments of $250 or more per transaction through automatic periodic deductions from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete the Automatic Investment Plan section of the Account Application. Current shareholders may begin such a plan at any time by sending a signed letter and a deposit slip or voided check to the Transfer Agent. Call the Transfer Agent at (800) 558-9105 for complete instructions.


    The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

    If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem or exchange by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

    The Trust reserves the right in its sole discretion (i) to suspend the continued offering of each Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts, for employees of the Adviser or under circumstances where certain economies can be achieved in sales of a Fund's shares.

HOW TO SELL SHARES

    You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. Each Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

    Payments to shareholders for Fund shares redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Funds' Prospectuses, except that each Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

SELLING SHARES DIRECTLY TO THE FUNDS

    Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

    Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value of $100,000 a signature guarantee is required.

    If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

    Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

DELIVERY OF PROCEEDS

    Each Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS

    Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

    The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, a Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

    During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectuses, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

    Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

    The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

                          DETERMINATION OF SHARE PRICE

    As noted in the Prospectuses, the net asset value of shares of a Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the net asset value of shares on any day when the Exchange is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

    In valuing each Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

    The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

    From time to time, each Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on a Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. Each Fund may also advertise aggregate and average total return information over different periods of time.

    Each Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index, Russell Midcap Index, Russell 1000 Growth Index, Russell MidCap Growth Index and indices published by Lipper

Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

    Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

    Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                   P(1+T)n = ERV

Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

     T    = average annual total return
     n    = number of years
     ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

    Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

                               GENERAL INFORMATION

    Investors  in the Funds will be  informed of each  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.


    Investor's Fiduciary Trust Company acts as Custodian of the securities and other assets of the Funds. National Financial Data Services, P.O. Box 419284, Kansas City, MO 64141-6285, acts as the Funds' transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Funds.


    Tait, Weller & Baker, 8 Penn City Plaza, Philadelphia, PA 19103 are the independent auditors for the Funds.

    Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Funds.

    The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of each Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

                              FINANCIAL STATEMENTS

    The Funds' annual reports to shareholders for their first fiscal year will be separate documents supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein will be incorporated by reference in future SAIs.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

    Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

    Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

    A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                        PROFESSIONALLY MANAGED PORTFOLIOS

                                     PART C
ITEM 23. EXHIBITS.

               (1)  Agreement and Declaration of Trust (1)
               (2)  By-Laws (1)
               (3)  Specimen stock certificate (6)

               (4)  Form of Investment Advisory Agreement

               (5) Form of Distribution Agreement (2) (6) Not applicable (7) Form of Custodian Agreement with Star Bank, NA (5)

               (8) (1) Form of Administration Agreement with Investment Company
                       Administration, LLC (3)
                       (2)(a) Fund  Accounting  Service  Agreement with American
                                Data Services (5)
                       (2)(b) Transfer   Agency  and  Service   Agreement   with
                              American Data Services (5)
                       (3) Transfer Agency and Fund Accounting Agreement with Countrywide Fund Services (4)
                       (4) Transfer Agency Agreement with Provident Financial Processing Corporation (7)

               (9)  Opinion and Consent of Counsel

               (10) Not applicable
               (11) Not applicable
               (12) No undertaking in effect

               (13) Rule 12b-1 Plan

               (14) Not applicable

               (15) Rule 18f-3 Plan


1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

2 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.

4 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.

5 Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.

6 Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.

7   To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to investment advisors, the response to this item is incorporated by reference to their Form ADVs, as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007
      James C. Edwards & Co., Inc.       File No. 801-13986
      Duncan-Hurst Capital
       Management, Inc.                  File No. 801-36309

     With respect to United States Trust Company of Boston, the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management") of Post-Effective Amendment No. 20 to the Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

                  Advisors Series Trust
                  Brandes Investment Trust
                  Fleming Mutual Fund Group
                  Fremont Mutual Funds
                  Guinness Flight Investment Funds
                  Jurika & Voyles Fund Group
                  Kayne Anderson Mutual Funds
                  Masters' Select Investment Trust
                  O'Shaughnessy Funds, Inc.
                  PIC Investment Trust
                  Purisima Funds
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group
                  UBS Private Investor Funds

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

     (b) The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth          President & Treasurer
         Eric Banhazl                 Vice President
         Steven J. Paggioli           Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert
M. Slotky serves as Treasurer of the Registrant.

     c. Incorporated by reference from the Statement of Additional Information filed herewith as Part B.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on March 30, 1999.

                                  PROFESSIONALLY MANAGED PORTFOLIOS

                                  By /s/ Steven J. Paggioli
                                    ------------------------------
                                         Steven J. Paggioli
                                         President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Steven J. Paggioli                  Trustee                   March 30, 1999
----------------------------
Steven J. Paggioli

/s/ Robert M. Slotky                    Principal                 March 30, 1999
----------------------------            Financial
Robert M. Slotky                        Officer

Dorothy A. Berry                        Trustee                   March 30, 1999
----------------------------
*Dorothy A. Berry

Wallace L. Cook                         Trustee                   March 30, 1999
----------------------------
*Wallace L. Cook

Carl A. Froebel                         Trustee                   March 30, 1999
----------------------------
*Carl A. Froebel

Rowley W. P. Redington                  Trustee                   March 30, 1999
----------------------------
*Rowley W. P. Redington


* By /s/ Steven J. Paggioli
    ----------------------------
    Steven J. Paggioli, Attorney-in-Fact under powers of
    attorney as filed with Post-Effective Amendment No. 20
    to the Registration Statement filed on May 17, 1995

                                    EXHIBITS


          Exhibit No.                Description
          -----------                -----------

            99.B4                      Advisory Agreement
            99.B9                      Opinion and consent of counsel
            99.B13                     12b-1 Plan
            99.B15                     Rule 18f-3 Plan